CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2014	Dec. 31, 2013
Class A Shares [Member]
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	208,535,157	240,741,920
Common stock, shares outstanding	208,535,157	240,741,920
Class B Shares [Member]
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	226,331,513	249,534,372
Common stock, shares outstanding	226,331,513	249,534,372